Summary of Significant Accounting Policies - Additional Information (Detail)	Jan. 22, 2021 USD ($) shares	Jan. 22, 2021 USD ($) shares
Unrecognized Tax Benefits | $	$ 0	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued | $	$ 0	$ 0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares		0
Founder Shares [Member] | Class B [Member]
Common stock share subject to forfeiture | shares	843,750	843,750